Legacy Class [Member] Average Annual Total Returns - Legacy Class		12 Months Ended	60 Months Ended	120 Months Ended	383 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.91%	7.26%	10.40%
Performance Inception Date					Feb. 10, 1994
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.73%	10.02%	9.72%
Performance Inception Date					Feb. 10, 1994
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.15%	13.15%	14.29%
Performance Inception Date					Feb. 10, 1994
Legacy Class
Prospectus [Line Items]
Average Annual Return, Percent		17.31%	8.68%	12.09%
Performance Inception Date					Feb. 10, 1994
Legacy Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.99%	6.36%	9.71%
Performance Inception Date					Feb. 10, 1994
Legacy Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	12.35%	6.50%	9.37%
Performance Inception Date					Feb. 10, 1994

[1]	Additional index.
[2]	Broad-based securities market index.
[3]	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.